John Deere Owner Trust 2023-B				EXHIBIT 99.2
Statement to Certificateholders

$340,000,000 Class A-1 5.54700% Asset Backed Notes due July 15, 2024
$450,000,000 Class A-2 5.59% Asset Backed Notes due June 15, 2026
$450,000,000 Class A-3 5.18% Asset Backed Notes due March 15, 2028
$88,800,000 Class A-4 5.11% Asset Backed Notes due May 15, 2030
$34,090,586 Overcollateralization

Payment Date:				15-Mar-24

(1)	Amount of principal being paid or distributed:

	(a)	Class A-1 Notes:		$446,885.84
		per $1,000 original principal amount:		$1.31

	(b)	Class A-2 Notes:		$44,771,735.78
		per $1,000 original principal amount:		$99.49

	(c)	Class A-3 Notes:		$0.00
		per $1,000 original principal amount:		$0.00

	(d)	Class A-4 Notes:		$0.00
		per $1,000 original principal amount:		$0.00

	(e)	Total:		$45,218,621.62

(2)	(a)	Amount of interest being paid or distributed:

		(i)	Class A-1 Notes:	$1,996.87
			per $1,000 original principal amount:	$0.01

		(ii)	Class A-2 Notes:	$2,096,250.00
			per $1,000 original principal amount:	$4.66

		(iii)	Class A-3 Notes:	$1,942,500.00
			per $1,000 original principal amount:	$4.32

		(iv)	Class A-4 Notes:	$378,140.00
			per $1,000 original principal amount:	$4.26

		(v)	Total:	$4,418,886.87

(3)	(a)	Pool Balance (excluding accrued interest) at end of related Collection Period:		$1,035,033,932.22

	(b)	Note Value at end of related Collection Period:		$978,118,850.51

	(c)	Amount of Overcollateralization (Note Value less the aggregate principal amount of Notes) at end of related Collection Period:		$34,090,586.00

(4)	After giving effect to distributions on this Payment Date:

	(a)	(i)	Outstanding Principal Amount of Class A-1 Notes:	$0.00
		(ii)	A-1 Note Pool Factor:	0.0000000

	(b)	(i)	Outstanding Principal Amount of Class A-2 Notes:	$405,228,264.22
		(ii)	A-2 Note Pool Factor:	0.9005073

	(c)	(i)	Outstanding Principal Amount of Class A-3 Notes:	$450,000,000.00
		(ii)	A-3 Note Pool Factor:	1.0000000

	(d)	(i)	Outstanding Principal Amount of Class A-4 Notes:	$88,800,000.00
		(ii)	A-4 Note Pool Factor:	1.0000000

(5)	(a)	Amount of Servicing Fee:	$902,956.49
		(i) per $1,000 original principal amount:	$0.62
	(b)	Amount of Servicing Fee earned:	$902,956.49
	(c)	Amount of Servicing Fee paid:	$902,956.49
	(d)	Amount of Servicing Fee Shortfall:	$0.00

(6)	Amount of Administration Fee:		$100.00

(7)	Amount paid to Indenture Trustee:		$0.00

(8)	Amount paid to Owner Trustee:		$0.00

(9)	Amount paid to Asset Representations Reviewer:
	(a)	Section 5.04 (iii) - Asset Representations Review Fees	$0.00
	(b)	Section 5.04 (ix) - Asset Representations Review Fees	$0.00

(10)	Amount paid to Certificateholder:		$2,876,291.74

(11)	(i)	Amount in Reserve Account:	$13,628,905.86
	(ii)	Specified Reserve Account Balance:	$13,628,905.86

(12)	(i)	Payoff Amount of Receivables 60 days or more past due:	$13,539,631.91
	(ii)	Payoff Amount of Receivables 60 days or more past due as a % of the Pool Balance:	1.31%

(13)	(i)	Aggregate amount of net losses for the collection period:	$131,157.11
	(ii)	Cumulative amount of net losses:	$677,089.04
	(iii)	Cumulative net loss as a percent of Initial Pool Balance (Cumulative Net Loss Ratio):	0.05%

(14)	(a)	Number of Receivables that were the subject of a repurchase demand in the related Collection Period:
		(i) Aggregate Principal Balance of Receivables:	$0.00
		(ii) % of Pool Balance:	0.00%

	(b)	Number of Purchased Receivables in the related Collection Period:
		(i) Aggregate Principal Balance of Purchased Receivables:	$872,783.18
		(ii) % of Pool Balance:	0.08%

	(c)	Number of Receivables pending repurchase (within cure period) in the related Collection Period:
		(i) Aggregate Principal Balance of Receivables:	$0.00
		(ii) % of Pool Balance:	0.00%

	(d)	Number of repurchase demands in dispute in the related Collection Period:
		(i) Aggregate Principal Balance of Receivables:	$0.00
		(ii) % of Pool Balance:	0.00%

	(e)	Number of repurchase demands withdrawn in the related Collection Period:
		(i) Aggregate Principal Balance of related Receivables:	$0.00
		(ii) % of Pool Balance:	0.00%

	(f)	Number of repurchase demands rejected in the related Collection Period:
		(i) Aggregate Principal Balance of related Receivables:	$0.00
		(ii) % of Pool Balance:	0.00%